New standards and regulatory changes (Details) - COP ($) $ in Millions		12 Months Ended
	May 31, 2023	Dec. 31, 2023	Dec. 31, 2022
New standards and regulatory changes
Minimum tax rate of large multinational companies	15.00%
Retained earnings		$ 17,461,488	$ 29,811,809
Other liabilities		1,599,443	2,728,317
Trade and other payables		18,891,434	19,937,704
Black Gold Re Ltd. | Adoption of new standards | IFRS 17 Issuance contract
New standards and regulatory changes
Retained earnings			4,828
Trade and other payables		3,643	$ 4,828
Increase in other foreign services revenues		3,763
Currency translation effect		$ 120